Related Party Loans (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 1,130,000	$ 1,249,000	$ 1,460,000
Less: Debt Discount	(14,400,000)
Less: Current Debt	(1,115,600)		(94,675)
Notes payable - related party, net	1,112,295	1,249,000	1,365,325
The May 2016 Rosen Loan Agreement [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 1,000,000	1,000,000
Interest Rate	13.00%
Maturity Date	Nov. 26, 2017
Warrants, Quantity	1,000,000
Warrants, Exercise Price	$ 0.40
The September 2017 Rosen Loan Agreement [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross		224,000
Interest Rate	18.00%
Maturity Date	Sep. 24, 2017
Warrants, Quantity	125,000
Warrants, Exercise Price	$ 0.20
The November 2017 Schiller Loan Agreement [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross		25,000
Interest Rate	15.00%
Maturity Date	Dec. 31, 2017
Warrants, Quantity
Warrants, Exercise Price
The May 2018 Schiller Loan Agreements [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross
Interest Rate	13.00%
Maturity Date	Feb. 02, 2019
Warrants, Quantity	300,000
Warrants, Exercise Price	$ 0.20
The June 2018 Frommer Loan Agreement [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 10,000
Interest Rate	6.00%
Maturity Date	Aug. 17, 2018
Warrants, Quantity	30,000
Warrants, Exercise Price	$ 0.20
The July 2018 Rosen Loan Agreement [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 60,000
Interest Rate	6.00%
Maturity Date	Aug. 17, 2018
Warrants, Quantity	30,000
Warrants, Exercise Price	$ 0.20
The July 2018 Schiller Loan Agreements [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 60,000
Interest Rate	6.00%
Maturity Date	Aug. 17, 2018
Warrants, Quantity	150,000
Warrants, Exercise Price	$ 0.20
May 26, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross		$ 1,000,000	1,000,000
Interest Rate		13.00%
Maturity Date		Nov. 26, 2017
Warrants, Quantity		1,000,000
Warrants, Exercise Price		$ 0.40
September 12, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross			100,000
Interest Rate		12.00%
Maturity Date		Nov. 22, 2017
Warrants, Quantity		17,500
Warrants, Exercise Price		$ 0.20
September 20, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross			10,000
Interest Rate		10.00%
Maturity Date		Mar. 20, 2017
Warrants, Quantity		235,000
Warrants, Exercise Price		$ 0.40
October 13, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross			50,000
Interest Rate		12.00%
Maturity Date		Nov. 22, 2017
Warrants, Quantity		50,000
Warrants, Exercise Price		$ 0.40
October 24, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross			15,000
Interest Rate		9.00%
Maturity Date		Jan. 01, 2018
Warrants, Quantity		30,000
Warrants, Exercise Price		$ 0.30
October 31, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross			10,000
Interest Rate		10.00%
Maturity Date		Nov. 10, 2016
Warrants, Quantity		10,000
Warrants, Exercise Price		$ 0.30
November 22, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross			225,000
Interest Rate		10.00%
Maturity Date		Nov. 22, 2017
Warrants, Quantity		750,000
Warrants, Exercise Price		$ 0.30
December 21, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross			50,000
Interest Rate		10.00%
Maturity Date		Nov. 22, 2017
Warrants, Quantity		166,666
Warrants, Exercise Price		$ 0.30
September 8, 2017 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross		$ 224,000
Interest Rate		1.00%
Maturity Date		Sep. 24, 2017
Warrants, Quantity		125,000
Warrants, Exercise Price		$ 0.20
November 20, 2017 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross		$ 25,000
Interest Rate		15.00%
Maturity Date		Dec. 31, 2017
Warrants, Quantity
Warrants, Exercise Price